CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net profit for the period	$ 3,134	$ 711
Adjustments to reconcile net profit to net cash used in operating activities:
Adjustments to profit or loss items: Depreciation and amortization	371	120
Depreciation of leased systems	411	495
Impairment and disposal of inventory and system components	168	642
Finance income, net	(2,207)	(307)
Cost of share-based payment	552	669
Income taxes	227	275
Total adjustments to reconcile profit	(478)	1,894
Changes in asset and liability items:
Decrease (increase) in inventory	425	(107)
Decrease (increase) in trade receivables	827	(120)
Decrease in other current assets	264	31
Increase (decrease) in trade payables	(1,690)	880
Decrease in other accounts payable	(838)	(530)
Increase in deferred revenues	14,691	1,203
Total changes in asset and liability	13,679	1,357
Interest paid	(54)	(23)
Interest received	1,748	1,581
Income taxes paid	(636)	(994)
Total cash received during the year	1,058	564
Net cash provided by operating activities	17,393	4,526
Cash flows from investing activities:
Purchase of property and equipment and system components, net	(2,209)	(1,571)
Withdrawal of restricted cash	20
Proceeds from lease assets		40
Purchase of financial assets measured at fair value	(5,000)
Proceeds from short-term bank deposits		35,000
Investment in short-term bank deposits	(10,000)
Withdrawal of (investment in) long-term deposits, net	(636)	19
Net cash provided by (used in) investing activities	(17,825)	33,488
Cash flows from financing activities:
Proceeds from government grants
Repayment of liability in respect of research and development grants	(641)	(532)
Repayment of lease liabilities	(378)	(111)
Issuance of share capital, net	0	0
Exercise of share options		19
Net cash used in financing activities	(1,019)	(624)
Exchange rate differences on balance of cash and cash equivalents	18	(46)
Increase in cash and cash equivalents	1,433	37,344
Cash and cash equivalents at the beginning of the year	69,345	10,520
Cash and cash equivalents at the end of the year	67,912	47,864
(a) Significant non-cash transactions:
Right-of-use assets recognized with corresponding lease liability	197	181
Change in prepaid expenses recognized with corresponding liability	$ 1,487